STEWARD FUNDS
Steward Large Cap Enhanced Index Fund
Steward Small-Mid Cap Enhanced Index Fund
Steward Global Equity Income Fund
Steward International Enhanced Index Fund
 Steward Select Bond Fund
(“Funds”)

Supplement dated June 18, 2012

To Prospectus dated August 4, 2011

The Funds’ Prospectus dated August 4, 2011 is modified to reflect the following revised disclosure regarding Steward Large Cap Enhanced Index Fund, Steward Small-Mid Cap Enhanced Index Fund and Steward International Enhanced Index Fund.  The revised disclosure presents more detail about the Funds’ investment policies but does not represent any material change in the way the Funds are managed.

Steward Large Cap Enhanced Index Fund

Principal investment Strategies

The Fund is not a passively managed index Fund.  The Fund pursues its objective by seeking to enhance its performance over that of its primary benchmark index by 1) changing the relative weighting in the Fund’s portfolio of growth versus value style securities in the index (style tilt) and 2) utilizing computer-aided, quantitative analysis of valuation, growth, dividend yield, industry and other factors to attempt to compensate for the exclusion of certain index securities due to the Fund’s socially responsible investment policies. Under normal circumstances, the Fund will invest at least 80% of its assets in the securities of companies included in the Fund’s benchmark.* The Fund’s benchmark index is a widely recognized broad-based large cap index, as designated by the Fund’s Board of Directors (“Board”) from time to time, and is the same index identified in the Average Annual Total Returns table, below.  The Fund’s investments are allocated in an attempt to match the characteristics of a blend of the benchmark and varied weightings from time to time of two indexes that are subcomponents of the benchmark: a large cap growth index and a large cap value index.  Under normal circumstances, the Fund will invest at least 80% of its assets in securities of large cap companies.*  Large cap companies are defined by the market capitalization range of the Fund’s benchmark index from time to time. For the Fund’s current benchmark index, this market capitalization range, as of  June 6, 2012, is $1.1 billion to $533.1 billion.

The companies included in the benchmark index represent a broad spectrum of the U.S. economy and are generally U.S. issuers. In addition to its investment in securities of companies included in the benchmark index, the Fund may invest up to 5% of it total assets in securities on non-U.S. issuers not included in the benchmark index and not more than 2% of its securities in companies in emerging market countries. In the event of changes to the companies included in the benchmark index, changes in the portfolio manager’s evaluation of the relative performance of growth versus value securities, or the development of a material misweighting, the portfolio manager will rebalance the portfolio in a effort to realign the portfolio with its benchmark plus the relevant weightings at the time of the subcomponent indexes.  Because the Fund uses its best efforts to avoid investments in companies that do not pass the cultural values screening criteria, it will divest itself of securities that are subsequently added to the list of prohibited securities.

The Fund may invest up to 5% of its total assets in securities of non-U.S. issuers and not more than 2% of its total assets in securities of companies in emerging market countries.

*  The 80% is measured as of the time of investment and is applied to the value of the Fund’s net assets plus the amount of any borrowings for investment purposes. For purposes of this limit, investments include those made directly or through other investment companies that have substantially similar 80% policies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

Steward Small-Mid Cap Enhanced Index Fund

The Fund is not a passively managed index Fund.  The Fund pursues its objective by seeking to enhance its performance over that of its benchmark index by 1) changing the relative weighting in the Fund’s portfolio of growth versus value style securities in the index (style tilt) and 2) utilizing computer-aided, quantitative analysis of valuation, growth, dividend yield, industry and other factors to attempt to compensate for the exclusion of certain index securities due to the Fund’s socially responsible investment policies. Under normal circumstances, the Fund will invest at least 80% of its assets in the securities of companies included in the Fund’s benchmark.* The Fund’s benchmark index is a widely recognized broad-based small- mid-cap index, as designated by the Fund’s Board of Directors (“Board”) from time to time, and is the same index identified in the Average Annual Total Returns table, below.  The Fund’s investments are allocated in an attempt to match the characteristics of a blend of the benchmark and varied weightings from time to time of two indexes that are subcomponents of the benchmark: a small-mid cap growth index and a small-mid cap value index.  Under normal circumstances, the Fund will invest at least 80% of its assets in the securities of small- to mid-cap companies.*  Small- to mid-cap companies are defined by the market capitalization range of the Fund’s benchmark index from time to time. For the Fund’s current benchmark index, this market capitalization range, as of June 6, 2012, is $35.8 million to $12.9 billion.

The companies included in the benchmark index represent a broad spectrum of the U.S. economy and are generally U.S. issuers. In addition to its investment in securities of companies included in the benchmark index, the Fund may invest up to 5% of it total assets in securities on non-U.S. issuers not included in the benchmark index and not more than 2% of its securities in companies in emerging market countries. In the event of changes to the companies included in the benchmark index, changes in the portfolio manager’s evaluation of the relative performance of growth versus value securities, or the development of a material misweighting, the portfolio manager will rebalance the portfolio in a effort to realign the portfolio with its benchmark plus the relevant weightings at the time of the subcomponent indexes.  Because the Fund uses its best efforts to avoid investments in companies that do not pass the cultural values screening criteria, it will divest itself of securities that are subsequently added to the list of prohibited securities.

The Fund may invest up to 5% of its total assets in securities of non-U.S. issuers and not more than 2% of its total assets in securities of companies in emerging market countries.

*  The 80% is measured as of the time of investment and is applied to the value of the Fund’s net assets plus the amount of any borrowings for investment purposes. For purposes of this limit, investments include those made directly or through other investment companies that have substantially similar 80% policies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

Steward International Enhanced Index Fund

The Fund is not a passively managed index Fund.  The Fund pursues its objective by seeking to enhance its performance over that of its primary benchmark index by 1) changing the relative weighting in the Fund’s portfolio of equity securities of developed market companies and of emerging market companies, and 2) utilizing computer-aided, quantitative analysis of valuation, growth, dividend yield, industry and other factors to attempt to compensate for the exclusion of certain index securities due to the Fund’s socially responsible investment policies. Under normal circumstances, the Fund will invest at least 80% of its assets in the securities of companies included in the Fund’s primary benchmark.* The Fund’s primary benchmark index is a blend of widely-recognized broad-based indexes representing both developed and emerging non-U.S. markets, as designated by the Fund’s Board of Directors (“Board”) from time to time, and is the same index identified in the Average Annual Total Returns table, below.  Under normal circumstances, the Fund will invest at least 80% of its assets in the securities of non-U.S. companies.*  The Fund’s investments are allocated in an attempt to match the characteristics of a blend of the primary benchmark with varied weightings from time to time of a secondary broad-based index that includes only securities of issuers in emerging market countries.  An emerging market country is any country that has been determined by an international organization, such as the World Bank, to have a low to middle income economy.

Generally, at least 80% of the Fund’s total assets will be in investments in the form of depositary receipts (“DRs”) representing securities of companies located or domiciled outside of the United States.  These DRs will primarily be sponsored, but the Fund may, on occasion, invest in unsponsored DRs when appropriate sponsored DRs are not available.  The Fund will invest in securities of issuers throughout the world, and, under normal conditions, substantially all its non-cash assets will be invested in securities of non-U.S. issuers.  The Fund may invest up to 40% of its assets in securities of issuers in emerging market countries.  If a material misweighting develops, the portfolio manager seeks to rebalance the portfolio in an effort to realign it with its benchmark and the relevant weighting at the time of the secondary emerging market index.  Because the Fund uses its best efforts to avoid investments in companies that do not pass the values based screening criteria, it will divest itself of securities that are subsequently added to the list of prohibited securities.

*  The 80% is measured as of the time of investment and is applied to the value of the Fund’s net assets plus the amount of any borrowings for investment purposes.  For purposes of this limit, investments include those made directly or through other investment companies that have substantially similar 80% policies.  The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.